CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Total UMeWorld Limited Stockholders' Deficit	Ordinary Shares	Additional Paid-In Capital	Accumulated other comprehensive Income	Noncontrolling Interest	Accumulated Deficit
Balance, shares at Sep. 30, 2017			89,504,000
Balance, amount at Sep. 30, 2017	$ (4,034,129)	$ (4,266,582)	$ 8,951	$ 25,404,058	$ 93,905	$ 232,453	$ (29,773,496)
Warrants issued	159,237	159,237	$ 0	159,237	0	0	0
Forgiveness of liability	382,080	382,080		382,080	0	0	0
Stock issued for services, shares			122,337
Stock issued for services, amount	14,680	14,680	$ 12	14,668	0		0
Stock issued for cash, shares			1,200,000
Stock issued for cash, amount	150,010	150,010	$ 120	149,890	0	0	0
Stock issued for debt conversion(8), shares			13,697,852
Stock issued for debt conversion(8), amount	4,109,355	4,109,355	$ 1,370	4,107,985	0	0	0
Dissolution of subsidiaries	(185,821)	46,632	0	46,632	0	(232,453)	0
Foreign currency translation	682	682	0	0	682	0	0
Net loss for the year	(845,441)	(845,441)	$ 0	0	0	0	(845,441)
Balance, Shares at Sep. 30, 2018			104,524,189
Balance, amount at Sep. 30, 2018	(249,347)	(249,347)	$ 10,453	30,264,550	94,587	0	(30,618,937)
Forgiveness of liability	0
Foreign currency translation	49	49	0	0	49
Net loss for the year	(117,640)	(117,640)	$ 0	0	0	0	(117,640)
Balance, Shares at Sep. 30, 2019			104,524,189
Balance, amount at Sep. 30, 2019	(366,938)	(366,938)	$ 10,453	30,264,550	94,636	0	(30,736,577)
Forgiveness of liability	0
Stock issued for cash, shares			2,481,087
Stock issued for cash, amount	144,361	144,361	$ 248	144,113	0	0	0
Foreign currency translation	25,115	25,115	0	0	25,115
Net loss for the year	(148,964)	(148,964)	$ 0	0	0	0	(148,964)
Balance, Shares at Sep. 30, 2020			107,005,276
Balance, amount at Sep. 30, 2020	$ (346,426)	$ (346,426)	$ 10,701	$ 30,408,663	$ 119,751	$ 0	$ (30,885,541)